SCHEDULE OF OTHER PAYABLE AND ACCRUED LIABILITIES (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Payables and Accruals [Abstract]
Salaries and welfare payable			¥ 26,428	¥ 18,141
Merchants deposits	[1]		25,511	31,369
Supplier deposits	[2]		19,597	25,538
Taxes payable			18,790	14,555
Construction cost payable (Note 8)			17,421
Accrued marketing and other operational expenses			9,913	7,336
Accrued professional fees			5,245	6,782
Others			3,272	5,479
Total other payable and accrued liabilities		$ 17,286	¥ 126,177	¥ 109,200

[1]	The deposit obtained from the merchants is to ensure implementation of Yunji App’s platform policy and good product quality to be sold by the merchants on Yunji App under the Group’s marketplace business model. The deposit can be withdrawn immediately after the merchants terminate its online shop on Yunji App.
[2]	The deposit obtained from the suppliers is to ensure inventory level ready for the Group to purchase and good product quality under the Group’s sales of merchandise business model.